Intangible assets (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cajamarquilla [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 95,830	$ 95,485
Juiz De Fora [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,972	4,613
Mining Peru Group Of C G U [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 206,423	$ 249,082